Related party transactions	6 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions The group’s significant related parties are its associates, joint ventures, key management personnel and pension plans. There have been no transactions with these related parties during the six months ended 31 December 2021 on terms other than those that prevail in arm’s length transactions.